Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Other Income (Loss)

($ millions)	2022	2021
Unrealized gain on long-term investments	—	3.1
Realized gain on sale of long-term investments	—	7.0
Gain on capital dispositions	25.9	58.4
Government grant for decommissioning expenditures	23.0	28.7
Sublease income	3.6	5.4
Other	6.3	(3.2)
Other income	58.8	99.4